CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,990,679)	$ (1,342,722)	$ (4,199,331)	$ (4,308,804)
Adjustments to reconcile net loss to net cash used in operating activities:
Lease right-of-use asset amortization	122,501	105,184	218,686	175,920
Depreciation	63,925	55,774	117,340	17,143
Amortization of debt discount		186,237	707,533	(22,533)
Gain on settlement of legal contingency	(344,522)
Loss (gain) on extinguishment of debt	6,743,015	(980)	56,948
Loan forgiveness	(124,143)
Loss on sale of asset			(40,838)
Impairment of fixed assets				1,478
Loss on inventory obsolescence			33,062
Non-cash interest charges				(81,806)
Non-cash loan commitment fee				9,250
Deemed dividend			663,501	388,932
Stock-based compensation	729,525		165,590	1,701,316
Changes in operating assets and liabilities:
Prepaid expenses	(89,632)	(33,252)	(5,233)	56,537
Inventory	(231,584)	15,639	(320,165)	(102,886)
Accounts receivable	(208,930)		(1,907)	883
Subscription liability	(40,000)		40,000
Lease liability	(127,850)	(107,487)	(223,290)
Other current assets		47,888	49,263	(127,051)
Accounts payable and accrued expenses	(203,873)	33,339
Accounts payable and accrued expenses			(60,658)	32,084
Net cash used in operating activities	(2,294,501)	(1,040,380)	(2,799,499)	(2,259,537)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(270,330)	(59,377)	(339,586)	(766,918)
Deposits on machinery and equipment				200,000
Net cash used in investing activities	(270,330)	(59,377)	(339,586)	(566,918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	331,776	616,667
Proceeds from warrants exercised for cash	123,500		654,076
Proceeds from sale of common stock and exercise of warrants			1,797,068	2,392,828
Repayment of convertible notes payable and convertible notes payable related party	(35,000)	(348,000)	(348,000)	(104,704)
Proceeds from notes payable and notes payable related party	1,391,194	266,727	266,727	234,760
Proceeds from convertible notes payable and convertible notes payable related party	579,741	585,000	1,620,000	408,000
Repayment of notes payable and notes payable related party	(8,485)	(33,306)
Repayment of notes payable and notes payable related party			(66,357)	(97,108)
Net cash provided by financing activities	2,382,726	1,087,088	3,269,438	2,833,776
NET INCREASE (DECREASE) IN CASH	(182,105)	(12,669)	130,353	7,321
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	259,505	129,152	129,152	121,831
CASH AND CASH EQUIVALENTS AT END OF PERIOD	77,400	116,483	259,505	129,152
Supplemental cash flow information:
Cash paid for interest	4,016	34,747	35,723	31,237
Forgiveness of Paycheck Protection Program loan and accrued interest	124,143
Supplemental disclosure of non cash investing and financing activities:
Return of loan commitment shares		(130,000)	(130,000)
Issuance of warrants for services	64,045
Common shares issued for loan commitment fees				137,900
Conversion of notes payable into common stock			150,000	531,101
Recording of debt discount on convertible notes		685,000	685,000
Conversion of convertible notes payable into common stock		80,057	1,182,979
Conversion of note payable in exchange for warrants	$ 305,199
Common shares issued to acquire interest in joint venture				502,500
Exchange of notes payable and related interest for common stock				$ 165,852